UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:  1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Peregrine Gold Silver Alpha Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 23.31%
	COMMODITY FUND - 23.31%
97	E-TRACS UBS Bloomberg CMCI Silver ETN *	$ 4,654
112	PowerShares DB Gold Double Long ETN *	6,525
76	PowerShares DB Silver Fund *	4,385
85	ProShares Ultra Silver *	5,024
	TOTAL EXCHANGE TRADED FUNDS	20,588
	( Cost - $17,693)

	SHORT-TERM INVESTMENTS - 54.01%
	MONEY MARKET FUND - 54.01%
47,708	Dreyfus Treasury & Agency Cash Management Fund, 0.01% **	47,708
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $47,708)

	TOTAL INVESTMENTS - 77.32%
	( Cost - $65,401) (a)	$ 68,296
	OTHER ASSETS LESS LIABILITIES - 22.68%	20,033
	NET ASSETS - 100.00%	$ 88,329

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2012.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,895
	Unrealized Depreciation:	-
	Net unrealized Appreciation:	$ 2,895

Contracts		Unrealized Appreciation
	OPEN LONG FUTURES CONTRACTS
	Mini Gold Future April 2012
1	(Underlying Face Amount at Value $57,768 )	$ 136
	TOTAL OPEN LONG FUTURES CONTRACTS

Peregrine Gold Silver Alpha Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 20,588	$ -	$ -	$ 20,588
Short-Term Investments	47,708	-	-	47,708
Total Investments in Securities	68,296	-	-	68,296
Derivative Instruments*	136	-	-	136
Total	$ 68,432	$ -	$ -	$ 68,432
The Fund did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
*Derivative Instruments include cumulative unrealized gain on futures contracts open at January 31, 2012.

Peregrine Gold Silver Alpha Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

The Fund currently invests a portion of its assets in Dreyfus Treasury & Agency Cash Management Fund, (the “Dreyfus Treasury Fund”).  The Fund may redeem its investment from the Dreyfus Treasury Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Treasury Fund. The financial statements of the Dreyfus Treasury Fund, including portfolio of investments, can be found at https://investment-professionals.dreyfus.com or the Security and Exchange Commissions, website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of January 31, 2012, the percentage of the Funds' net assets invested in the Dreyfus Treasury Fund was 54.01%.

Futures Contracts –  The Fund is subject to commodity price risk in the normal course of pursuing their investment objectives.  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of January 31, 2012, the Fund had unrealized gains of $136 on futures contracts subject to commodity price risk.

Consolidation of Subsidiary – Peregrine Gold Alpha Strategy Fund ("PGAS") with PGSAS Fund Limited ("PGSAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of PGSAS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

PGAS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the PGAS's investment objectives and policies.

PGAS utilizes commodity based derivative products to facilitate the PGAS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the PGAS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the PGAS Prospectus.

A summary of the Fund’s investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at January 31, 2012	% of Fund Net Assets at January 31, 2012
PGSAS-CFC	11/22/11	$19,442	22.01%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/30/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/30/12